Earnings Per Share - Summary Of Basic And Diluted Earnings Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss for the year	€ (62,800)	€ (223,777)	€ (11,402)
Dilutive effects on earnings per share	€ 0	€ 0
Total loss for basic and diluted earnings per share	€ (62,800)	€ (223,777)	€ (11,402)
Number of shares
Weighted average number of ordinary shares for basic and diluted earnings per share	163,367	112,725	91,746
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic and diluted losses per share	€ (0.38)	€ (1.99)	€ (0.12)